Fair Value Measurements - Schedule of Key Inputs (Details) - ELOC Purchase Agreement [Member]	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	4.26
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	2.51
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	124
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	108.8